CASH AND BANK BALANCES INCLUDING RESTRICTED CASH.	12 Months Ended
Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
6	CASH AND BANK BALANCES INCLUDING RESTRICTED CASH

	2018	2017
	US$’000	US$’000

Restricted cash, current portion	2,138	5,183
Cash on hand	438	347
Cash at bank	33,060	40,992
Cash and bank balances	35,636	46,522

Less: Restricted cash, current portion	(2,138)	(5,183)
Less: Bank overdrafts	-	(4,028)
	33,498	37,311
Add: Cash and cash equivalents included in a disposal group held for sale (Note 39)	-	7,934
Cash and cash equivalents in the statements of cash flows	33,498	45,245

Restricted cash
Classified as:
Current	2,138	5,183
Non-current	11,627	-
	13,765	5,183

The current portion of the restricted cash represents amounts placed in retention accounts can only be used to fund loan repayments or interest payments. The non-current portion of restricted cash represents debt reserves security deposit required due to the conditions of certain banking facilities and these deposits are not available to finance the Group’s day to day operations.